Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Qualified McKesson Exit

On February 10, 2020, McKesson announced the commencement of an exchange offer relating to the Company’s common stock. As part of the exchange offer, McKesson shareholders have the opportunity to exchange some or all of their shares of McKesson common stock for shares of common stock of McKesson’s wholly-owned subsidiary, PF2 SpinCo, Inc. (“SpinCo”), which will hold all of McKesson’s interest in the Joint Venture. Upon completion of a merger of SpinCo with and into the Company, the shares of common stock of SpinCo will be immediately converted into an equal number of shares of the Company’s common stock. The Company has filed a registration statement on Form S-4 with the Securities and Exchange Commission in connection with the exchange offer and the merger with SpinCo.

14.	Subsequent Events

Registration Statement on Form S-1

The Company has filed a Registration Statement on Form S-1 in connection with its plan to complete an initial public offering of its common stock and a concurrent offering of tangible equity units. In the event this initial public offering of common stock is consummated, the Company expects to use the net proceeds from the initial public offering of its common stock to purchase a number of newly issued LLC Units from the Joint Venture that is equivalent to the number of shares of common stock that it offers and sells in the offering. In the event the concurrent offering of tangible equity units is consummated, the Company expects to invest an amount equal to the net proceeds from the sale of the tangible equity units in the Joint Venture. The Joint Venture, in turn, will enter into arrangements with the Company on economic terms designed to materially mirror those of the tangible equity units.

The Company has evaluated subsequent events through June 26, 2019, the date the financial statements were available to be issued.